Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Series A Preferred Stock [Member] Preferred Stock		Series B Preferred Stock [Member] Preferred Stock
Balance at Dec. 31, 2010	$ 91,418	$ 11,954	$ 19,302	$ 37,884	$ (2,303)	$ 24,581	[1]	$ 0
Net income (loss)	1,777			1,777
Other comprehensive income (loss)	1,716				1,716
Preferred stock discount	0			(296)		296	[1]
Stock based compensation	110		110
Director Stock Grant	22	13	9
Issuance of common stock in private placements	80	52	28	0	0	0	[1]	0
Restricted common stock vested	0	3	(3)
Balance at Dec. 31, 2011	95,123	12,022	19,446	39,365	(587)	24,877	[1]	0
Net income (loss)	3,452			3,452
Other comprehensive income (loss)	1,023				1,023
Preferred stock discount	0			(300)		300	[1]
Stock based compensation	53		53
Director Stock Grant	23	12	11
Issuance of common stock in private placements	37	23	14	0	0	0	[1]	0
Restricted common stock vested	0	3	(3)
Balance at Dec. 31, 2012	99,711	12,060	19,521	42,517	436	25,177	[1]	0
Net income (loss)	1,753			1,753
Other comprehensive income (loss)	(6,543)				(6,543)
Preferred stock discount	0			(152)		152	[1]
Stock based compensation	14		14
Issuance of common stock in private placements	18,654	9,300	9,354
Issuance of preferred stock in private placements	21,560	0	11,080	0	0	0	[1]	10,480
Balance at Jun. 30, 2013	135,149	21,360	39,969	44,118	(6,107)	25,329	[1]	10,480
Balance at Dec. 31, 2012	99,711	12,060	19,521	42,517	436	25,177	[1]	0
Net income (loss)	(2,632)			(2,632)
Other comprehensive income (loss)	(9,304)				(9,304)
Preferred stock discount	0			(304)		304	[1]
Stock based compensation	32		32
Director Stock Grant	32	12	20
Issuance of common stock in private placements	23,550	11,498	12,052
Issuance of preferred stock in private placements	21,560	0	11,080	0	0	0	[1]	10,480
Restricted common stock vested	0	8	(8)
Balance at Dec. 31, 2013	132,949	23,578	42,697	39,581	(8,868)	25,481	[1]	10,480
Net income (loss)	3,651			3,651
Other comprehensive income (loss)	4,121				4,121
Stock based compensation	39		39
Restricted common stock vested	0	30	(30)	0	0	0	[1]	0
Balance at Jun. 30, 2014	$ 140,760	$ 23,608	$ 42,706	$ 43,232	$ (4,747)	$ 25,481	[1]	$ 10,480

[1]	For the purposes of this table, Preferred Stock Series A includes the effect of the warrant issued in connection with the sale of the Series A Preferred Stock and the discount on such preferred stock.